TAXES ON INCOME (Schedule of Changes in Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in Valuation Allowance
Balance	$ 3,417	$ 3,409	$ 3,449
Deductions during the year	(42)	8	(40)
Balance	3,375	$ 3,417	$ 3,409
Investments In Foreign Subsidiaries And Foreign Corporate Joint Ventures That Are Permanent In Nature [Member]
Changes in Valuation Allowance
Undistributed earnings of foreign subsidiaries	1,936
The amount of deferred tax liability that would be recorded if foreign earnings were distributed by cash dividend	$ 445
Tax rate on recognized foreign earnings dividends	23.00%